UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.      Name and address of issuer:            USAA TAX EXEMPT FUND, INC.
                                            10750 Robert F. McDermott Freeway
                                                San Antonio, Texas 78288

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                        [X]

3.      Investment Company Act File Number:     811-3333

        Securities Act File Number:             2-75093

4(a).   Last day of fiscal year for which this Form is filed:    March 31, 2001

4(b).   [ ] Check  box  if  this  Form  is  being filed late (i.e., more than 90 calendar  days  after  the  end of the  issuer's fiscal year).  (See
            Instruction A.2)   Not Applicable

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   [ ] Check  box  if this  is the last time the issuer will be filing this
            Form.   Not Applicable.

5.      Calculation of registration fee:

        (i)   Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):                         $ 4,008,522,074

        (ii)  Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                       $ 3,584,681,700

        (iii) Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce
              registration fees payable to the
              Commission:                        $    61,803,966
                                                  --------------

        (iv)  Total available redemption credits
              [add Items 5(ii) and 5(iii):                      -$ 3,646,485,666
                                                                  --------------

        (v)   Net sales -- if Item 5(i) is
              greater than Item 5(iv)[subtract
              Item 5(iv) from Item 5(i)]:                        $   362,036,408

        --------------------------------------------------------
        (vi)  Redemption credits available for   $ (           0)
              use in future years -- if Item 5(i)
              is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:
        --------------------------------------------------------

        (vii) Multiplier for determining
              registration fee (See Instruction
              C.9):                                              x      0.000250
                                                                  --------------

        (viii)Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):                                   =$        90,509
                                                                  ==============

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                +$           N/A
                                                                  --------------

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:
                                                                =$        90,509
                                                                  ==============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: May 21, 2001
                                          ------------

              Method of Delivery:

                          X   Wire Transfer
                              Mail or other means


                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title) *
                                   -----------------------------
                                   Sherron Kirk, Treasurer
                                   -----------------------------

        Date  May 29, 2001
              ------------

   * Please print the name and title of the signing officer below the signature.